TRADE RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of Trade Receivables and Other
Trade receivables and other are comprised of the following:

	At December 31, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	395	—	483
Impairment	—	(2)	—	(2)
Total trade receivables - net	—	393	—	481
Income tax receivables	35	22	28	43
Other taxes	—	35	—	33
Contract assets	16	2	28	2
Prepaid expenses	1	8	1	12
Other	8	14	7	16
Total other receivables	60	81	64	106
Total trade receivables and other	60	474	64	587

Schedule of Contract Assets

	At December 31, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	16	—	26	—
Other	—	2	2	2
Total Contract assets	16	2	28	2

Schedule of Aging of Total Trade Receivables—Net
The aging of total trade receivables - net is as follows:

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Not past due	380	453
1 – 30 days past due	10	23
31 – 60 days past due	3	2
61 – 90 days past due	—	2
Greater than 90 days past due	—	1
Total trade receivables - net	393	481

Schedule of Carrying Amounts of Total Trade Receivables—Net by Currency
The composition of the carrying amounts of total Trade receivables – net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Euro	126	177
U.S. Dollar	251	284
Swiss franc	3	4
Other currencies	13	16
Total trade receivables - net	393	481